Prospectus Supplement

June 8, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 8, 2018 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated June 8, 2018

Insight Portfolio

Class IS shares are not currently offered to investors.

Please retain this supplement for future reference.

  IFIINSGTISPROSPT 6/18

Prospectus Supplement

June 8, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 8, 2018 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated June 8, 2018

Global Discovery Portfolio

Class IR and Class IS shares are not currently offered to investors.

Please retain this supplement for future reference.

  IFIGDIRISPROSPT 6/18

Statement of Additional Information Supplement

June 8, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 8, 2018 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated June 8, 2018

Global Discovery Portfolio

Insight Portfolio

Class IR and Class IS shares of the Global Discovery Portfolio and Class IS shares of the Insight Portfolio are not currently offered to investors.

Please retain this supplement for future reference.